American Century Investments®
Quarterly Portfolio Holdings
VP Mid Cap Value Fund
March 31, 2020

VP Mid Cap Value - Schedule of Investments
MARCH 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.0%
Aerospace and Defense — 2.3%
BAE Systems plc	307,086	1,981,535
General Dynamics Corp.	33,674	4,455,407
Textron, Inc.	159,406	4,251,358
		10,688,300
Airlines — 0.9%
Southwest Airlines Co.	122,347	4,356,777
Auto Components — 1.2%
Aptiv plc	33,000	1,624,920
BorgWarner, Inc.	165,087	4,023,170
		5,648,090
Automobiles — 1.5%
Honda Motor Co. Ltd. ADR	192,860	4,331,636
Thor Industries, Inc.	66,055	2,786,200
		7,117,836
Banks — 7.8%
Comerica, Inc.	150,963	4,429,255
Commerce Bancshares, Inc.	109,355	5,506,024
First Hawaiian, Inc.	178,557	2,951,547
M&T Bank Corp.	43,298	4,478,312
PNC Financial Services Group, Inc. (The)	23,575	2,256,599
Prosperity Bancshares, Inc.	58,453	2,820,357
Truist Financial Corp.	274,761	8,473,629
UMB Financial Corp.	54,196	2,513,611
Westamerica Bancorporation	51,268	3,013,533
		36,442,867
Building Products — 1.7%
Johnson Controls International plc	286,180	7,715,413
Capital Markets — 6.6%
Ameriprise Financial, Inc.	56,195	5,758,864
BlackRock, Inc.	7,097	3,122,467
Northern Trust Corp.	187,326	14,135,620
State Street Corp.	80,563	4,291,591
T. Rowe Price Group, Inc.	37,390	3,651,133
		30,959,675
Commercial Services and Supplies — 0.6%
Republic Services, Inc.	37,455	2,811,372
Communications Equipment — 0.9%
F5 Networks, Inc.(1)	38,950	4,153,239
Containers and Packaging — 3.6%
Graphic Packaging Holding Co.	203,212	2,479,186
Packaging Corp. of America	63,597	5,522,128
Sonoco Products Co.	123,123	5,706,751

WestRock Co.	110,398	3,119,847
		16,827,912
Distributors — 1.3%
Genuine Parts Co.	89,397	6,019,100
Electric Utilities — 5.9%
Edison International	163,971	8,983,971
Eversource Energy	42,826	3,349,422
Pinnacle West Capital Corp.	99,121	7,512,381
Xcel Energy, Inc.	129,138	7,787,021
		27,632,795
Electrical Equipment — 5.6%
Emerson Electric Co.	200,553	9,556,350
Hubbell, Inc.	69,238	7,944,368
nVent Electric plc	503,696	8,497,352
		25,998,070
Electronic Equipment, Instruments and Components — 1.0%
TE Connectivity Ltd.	73,590	4,634,698
Energy Equipment and Services — 0.8%
Baker Hughes Co.	305,009	3,202,594
Schlumberger Ltd.	35,836	483,428
		3,686,022
Equity Real Estate Investment Trusts (REITs) — 5.3%
Empire State Realty Trust, Inc., Class A	278,207	2,492,735
MGM Growth Properties LLC, Class A	218,655	5,175,564
Piedmont Office Realty Trust, Inc., Class A	236,544	4,177,367
Welltower, Inc.	136,488	6,248,420
Weyerhaeuser Co.	403,899	6,846,088
		24,940,174
Food and Staples Retailing — 2.3%
Koninklijke Ahold Delhaize NV	289,912	6,784,893
Sysco Corp.	87,084	3,973,643
		10,758,536
Food Products — 4.7%
Conagra Brands, Inc.	221,763	6,506,526
J.M. Smucker Co. (The)	50,762	5,634,582
Kellogg Co.	32,171	1,929,938
Mondelez International, Inc., Class A	69,409	3,476,003
Orkla ASA	545,629	4,669,185
		22,216,234
Gas Utilities — 2.2%
Atmos Energy Corp.	39,665	3,935,958
Spire, Inc.	82,223	6,123,969
		10,059,927
Health Care Equipment and Supplies — 6.1%
Envista Holdings Corp.(1)	205,519	3,070,454
Hologic, Inc.(1)	148,151	5,200,100
Siemens Healthineers AG	107,089	4,249,116
Zimmer Biomet Holdings, Inc.	156,601	15,829,229
		28,348,899

Health Care Providers and Services — 6.9%
Cardinal Health, Inc.	146,024	7,000,390
Henry Schein, Inc.(1)	87,745	4,432,877
McKesson Corp.	54,888	7,424,151
Quest Diagnostics, Inc.	75,782	6,085,295
Universal Health Services, Inc., Class B	71,747	7,108,693
		32,051,406
Health Care Technology — 1.0%
Cerner Corp.	73,959	4,658,677
Hotels, Restaurants and Leisure — 1.2%
Sodexo SA	86,136	5,836,669
Household Durables — 0.3%
PulteGroup, Inc.	59,849	1,335,830
Household Products — 0.5%
Kimberly-Clark Corp.	17,890	2,287,594
Insurance — 5.4%
Aflac, Inc.	124,530	4,263,907
Arthur J. Gallagher & Co.	14,137	1,152,307
Brown & Brown, Inc.	32,075	1,161,756
Chubb Ltd.	79,645	8,895,550
Globe Life, Inc.	14,479	1,042,054
ProAssurance Corp.	163,965	4,099,125
Reinsurance Group of America, Inc.	55,194	4,644,023
		25,258,722
Machinery — 3.4%
Cummins, Inc.	46,233	6,256,249
IMI plc	470,140	4,348,581
PACCAR, Inc.	85,251	5,211,394
		15,816,224
Media — 0.8%
Fox Corp., Class B(1)	171,541	3,924,858
Multi-Utilities — 2.1%
Ameren Corp.	44,819	3,264,168
NorthWestern Corp.	84,406	5,050,011
WEC Energy Group, Inc.	17,199	1,515,748
		9,829,927
Multiline Retail — 0.4%
Target Corp.	18,177	1,689,916
Oil, Gas and Consumable Fuels — 1.8%
ConocoPhillips	170,820	5,261,256
Imperial Oil Ltd.	126,284	1,427,683
Noble Energy, Inc.	304,327	1,838,135
		8,527,074
Paper and Forest Products — 1.1%
Mondi plc	312,171	5,324,728
Road and Rail — 2.7%
Heartland Express, Inc.	297,067	5,516,534
Norfolk Southern Corp.	48,740	7,116,040
		12,632,574

Semiconductors and Semiconductor Equipment — 3.0%
Applied Materials, Inc.	128,300	5,878,706
Maxim Integrated Products, Inc.	117,618	5,717,411
Microchip Technology, Inc.	36,431	2,470,022
		14,066,139
Specialty Retail — 1.3%
Advance Auto Parts, Inc.	66,026	6,161,546
Technology Hardware, Storage and Peripherals — 0.9%
HP, Inc.	251,549	4,366,891
Thrifts and Mortgage Finance — 1.0%
Capitol Federal Financial, Inc.	415,191	4,820,368
Trading Companies and Distributors — 1.1%
MSC Industrial Direct Co., Inc., Class A	95,032	5,223,909
Wireless Telecommunication Services — 0.8%
Rogers Communications, Inc., Class B	88,283	3,684,888
TOTAL COMMON STOCKS (Cost $515,926,394)		458,513,876
EXCHANGE-TRADED FUNDS — 0.5%
iShares Russell Mid-Cap Value ETF (Cost $2,386,425)	37,005	2,371,650
TEMPORARY CASH INVESTMENTS — 2.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 3.00%, 11/30/21 - 5/15/45, valued at $3,200,096), in a joint trading account at 0.01%, dated 3/31/20, due 4/1/20 (Delivery value $3,137,877)		3,137,876
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,510,373	6,510,373
TOTAL TEMPORARY CASH INVESTMENTS (Cost $9,648,249)		9,648,249
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $527,961,068)		470,533,775
OTHER ASSETS AND LIABILITIES — (0.6)%		(2,744,095)
TOTAL NET ASSETS — 100.0%		$467,789,680

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	455,988	USD	314,411	Morgan Stanley	6/30/20	$9,882
CAD	280,509	USD	198,463	Morgan Stanley	6/30/20	1,032
CAD	436,708	USD	299,197	Morgan Stanley	6/30/20	11,384
CAD	169,151	USD	117,708	Morgan Stanley	6/30/20	2,590
USD	3,691,010	CAD	5,381,124	Morgan Stanley	6/30/20	(135,981)
USD	292,749	CAD	421,192	Morgan Stanley	6/30/20	(6,798)
USD	387,770	CAD	556,664	Morgan Stanley	6/30/20	(8,122)
USD	171,699	CAD	242,653	Morgan Stanley	6/30/20	(873)
USD	580,707	CAD	826,329	Morgan Stanley	6/30/20	(6,968)
EUR	445,721	USD	477,363	Credit Suisse AG	6/30/20	15,885
USD	12,951,935	EUR	11,912,125	Credit Suisse AG	6/30/20	(230,365)
USD	411,639	EUR	383,248	Credit Suisse AG	6/30/20	(12,475)
USD	452,993	EUR	420,080	Credit Suisse AG	6/30/20	(11,879)
USD	655,138	EUR	601,115	Credit Suisse AG	6/30/20	(10,074)
GBP	371,989	USD	461,139	JPMorgan Chase Bank N.A.	6/30/20	1,596
GBP	658,878	USD	761,630	JPMorgan Chase Bank N.A.	6/30/20	57,981
GBP	372,802	USD	430,527	JPMorgan Chase Bank N.A.	6/30/20	33,220
GBP	425,150	USD	500,197	JPMorgan Chase Bank N.A.	6/30/20	28,669
USD	10,045,214	GBP	8,621,762	JPMorgan Chase Bank N.A.	6/30/20	(679,828)
USD	353,792	GBP	297,092	JPMorgan Chase Bank N.A.	6/30/20	(15,775)
USD	545,610	GBP	448,289	JPMorgan Chase Bank N.A.	6/30/20	(12,039)
USD	277,498	GBP	223,452	JPMorgan Chase Bank N.A.	6/30/20	(465)
JPY	10,030,294	USD	93,092	Bank of America N.A.	6/30/20	542
JPY	37,845,582	USD	342,169	Bank of America N.A.	6/30/20	11,124
USD	2,946,714	JPY	318,068,308	Bank of America N.A.	6/30/20	(22,486)
USD	162,605	JPY	18,010,168	Bank of America N.A.	6/30/20	(5,521)
NOK	1,873,690	USD	178,212	Goldman Sachs & Co.	6/30/20	2,067
NOK	2,513,713	USD	224,290	Goldman Sachs & Co.	6/30/20	17,571
USD	3,537,921	NOK	40,479,124	Goldman Sachs & Co.	6/30/20	(356,837)
USD	152,825	NOK	1,595,419	Goldman Sachs & Co.	6/30/20	(681)
USD	196,259	NOK	2,059,204	Goldman Sachs & Co.	6/30/20	(1,871)
USD	281,819	NOK	2,958,946	Goldman Sachs & Co.	6/30/20	(2,880)
						$(1,328,375)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Aerospace and Defense	8,706,765	1,981,535	—
Food and Staples Retailing	3,973,643	6,784,893	—
Food Products	17,547,049	4,669,185	—
Health Care Equipment and Supplies	24,099,783	4,249,116	—
Hotels, Restaurants and Leisure	—	5,836,669	—
Machinery	11,467,643	4,348,581	—
Oil, Gas and Consumable Fuels	7,099,391	1,427,683	—
Paper and Forest Products	—	5,324,728	—
Wireless Telecommunication Services	—	3,684,888	—
Other Industries	347,312,324	—	—
Exchange-Traded Funds	2,371,650	—	—
Temporary Cash Investments	6,510,373	3,137,876	—
	429,088,621	41,445,154	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	193,543	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,521,918	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.